Fair Value Measurements	10 Months Ended
Dec. 31, 2021
Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Fair Value Measurements

Note 9 – Fair Value Measurements

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Marketable securities held in Trust Account	$117,321,508	$—	$—

Warrant Liabilities:
Public Warrants	$2,701,925	$—	$—
Private Placement Warrants	$—	$—	$124,951

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. In 2021, the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurements, after they split from the units and started trading.

The Warrants are measured at fair value on a recurring basis. The Public Warrants were initially valued using a Modified Monte Carlo Simulation. As of December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

At December 31, 2021, assets held in the Trust Account were comprised of $508 in cash and $117,321,000 in a mutual fund invested in U.S. Treasury Securities.

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Note 9 – Fair Value Measurements (Continued)

The Company recognized $5,031,474 for the derivative warrant liabilities upon their issuance on June 28, 2021. The Sponsor paid an aggregate of $5,281,750 for Private Placement Warrants with an initial aggregate fair value of $224,474. The excess purchase price over the initial fair value on the private placement closing date is recognized as a capital contribution from the Sponsor.

The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period for warrants that are not actively traded. The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a binomial Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 28, 2021	December 31, 2021
	(Public and Private Warrant)	(Private Warrant)
Exercise price	$11.50	$11.50
Share price	$10.00	$10.07
Expected term (years)	5.86	5.28
Probability of Acquisition	90.0%	90.0%
Volatility	14.7%	8.3%
Risk-free rate	1.04%	1.28%
Dividend yield (per share)	0.00%	0.00%

The change in the fair value of the derivative warrant liabilities for the period from June 28, 2021 (Initial Public Offering) through December 31, 2021 is summarized as follows:

	Private Placement	Public Warrant	Warrant Liability
Fair value as of June 28, 2021 (Initial Public Offering)	$224,474	$4,807,000	$5,031,474
Change in valuation inputs or other assumptions (1)(2)	(99,523)	(2,105,075)	(2,204,598)
Fair value as of December 31, 2021	$124,951	2,701,925	2,826,876

(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.
(2)	Changes are due to the use of quoted prices in an active market (Level 1) and the use of unobservable inputs based on assessment of the assumptions (Level 3) for Public Warrants (after becoming actively traded) and Private Placement Warrants, respectively.